Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

Loans Payable to Related Parties

As of March 31, 2025 and December 31, 2024, the Company had outstanding the following loans payable to related parties:

	March 31,	December 31,
	2025	2024
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 31, 2025	$118,358	$115,672
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures December 31, 2025	251,671	242,885
Total	$370,029	$358,557

Less: Current portion of loans payable to related parties	(370,029)	(358,557)

Loans payable to related parties, net of current portion	$-	$-

Promissory note, Mark Porter, 9% interest, unsecured, matures December 31, 2025

On June 1, 2021, the Company issued a $100,000 promissory note to the Chief Executive Officer of the Company in connection with the 2021 merger transaction. The note was originally due on December 15, 2021 and bears interest at a rate of 9% per annum.

On December 15, 2021, this note matured and was due on demand.

On June 28, 2024, the Company and the holder of the note entered into an amendment whereby outstanding accrued interest was added to the principal balance and the due date of the note was changed to December 31, 2025. The updated principal amount was $136,346. Additionally, the Company began making monthly payments of $3,393 in July 2024.

During the three months ended March 31, 2025, the Company paid no amount to the original balance under the note.

As March 31, 2025 and December 31, 2024, the Company owed $118,358 and $115,672, respectively, pursuant to this agreement.

Convertible promissory note, Mark Porter, 12% interest, unsecured, matures December 31, 2025

On December 6, 2023, the Company issued to Mark Porter an unsecured promissory note in the aggregate principal amount of $165,000. The Company received cash of $150,000 and recorded a debt discount of $15,000. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All outstanding principal and accrued interest under the note was due on February 5, 2024.

The note was extended to December 31, 2025.

On June 28, 2024, the Company and the holder of the note entered into an amendment whereby outstanding accrued interest and a penalty of $75,000 was added to the principal balance and the due date of the note was changed to December 31, 2025. The updated principal amount is $253,529. Additionally, the Company is to begin making monthly payments of $6,320 in July 2024.

During the three months ended March 31, 2025, the Company received short-term proceeds of $242,000 and made repayments of $240,000 under the note.

As March 31, 2025 and December 31, 2024, the Company owed $251,671 and $242,885, respectively, pursuant to this agreement.

6. Related Party Transactions

Loans Payable to Related Parties

As of December 31, 2024 and 2023, the Company had outstanding the following loans payable to related parties:

	December 31,
	2024	2023
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 31, 2025	$115,672	$100,000
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures December 31, 2025, net of debt discount of $0 and $10,968, respectively	242,885	154,032
Convertible promissory note issued to Mark Porter, 18% interest, secured, matures March 25, 2025, net of debt discount of $0 and $25,297, respectively	-	44,703
Total	$358,557	$298,735

Less: Current portion of loans payable to related parties	(358,557)	(254,032)

Loans payable to related parties, net of current portion	$-	$44,703

Promissory note, Mark Porter, 9% interest, unsecured, matures December 31, 2025

On June 1, 2021, the Company issued a $100,000 promissory note to the Chief Executive Officer of the Company in connection with the 2021 merger transaction. The note was originally due on December 15, 2021 and bears interest at a rate of 9% per annum.

On December 15, 2021, this note matured and was due on demand.

On June 28, 2024, the Company and the holder of the note entered into an amendment whereby outstanding accrued interest was added to the principal balance and the due date of the note was changed to December 31, 2025. The updated principal amount is $136,346. Additionally, the Company began making monthly payments of $3,393 in July 2024.

During the year ended December 31, 2024, the Company paid $13,572 of the original balance under the note.

As December 31, 2024, the Company owed $115,672 pursuant to this agreement.

Convertible promissory note, Mark Porter, 12% interest, unsecured, matures December 31, 2025

On December 6, 2023, the Company issued to Mark Porter an unsecured promissory note in the aggregate principal amount of $165,000. The Company received cash of $150,000 and recorded a debt discount of $15,000. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All outstanding principal and accrued interest under the note was due on February 5, 2024.

The note was extended to December 31, 2025.

On June 28, 2024, the Company and the holder of the note entered into an amendment whereby outstanding accrued interest and a penalty of $75,000 was added to the principal balance and the due date of the note was changed to December 31, 2025. The updated principal amount is $253,529. Additionally, the Company is to begin making monthly payments of $6,320 in July 2024.

During the year ended December 31, 2024, the Company paid $25,280 of the original balance under the note.

As December 31, 2024, the Company owed $242,885 pursuant to this agreement.

Convertible promissory note, Mark Porter, 18% interest, secured, matures March 25, 2025

In connection with the Securities Purchase Agreement discussed in Note 8, Convertible Debentures, on September 25, 2023, the Company issued to Mark Porter a senior subordinated secured convertible promissory note in the aggregate principal amount of $70,000. The interest on the outstanding principal due under the note accrued at a rate of 18% per annum. All principal and accrued but unpaid interest under the note was due on March 25, 2025. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Mark Porter a warrant to purchase 2,800 shares of the Company’s common stock at an exercise price of $37.50 per share. These warrants expire on September 25, 2028.

The warrants, including those issued to the placement agent, had a relative fair value of $31,852, which resulted in a debt discount of $31,852. The amount is also included within additional paid-in capital.

During the year ended December 31, 2024, the remaining principal balance of $70,000 was paid, along with accrued interest of $9,623. As a result of these payments, the amount owed at December 31, 2024 was $0. The Company recorded a loss on settlement of debt of $15,545 on the consolidated statement of operations for the year ended December 31, 2024.